Significant accounting policies - Disclosure of detailed information about estimated useful life or depreciation rate (Details)	12 Months Ended
Mar. 31, 2022
Equipment [Member]
Disclosure Of Significant Accounting Policies [Line Items]
Description of useful life, property, plant and equipment	20% declining balance
Computer equipment [Member]
Disclosure Of Significant Accounting Policies [Line Items]
Description of useful life, property, plant and equipment	30% declining balance
Leasehold improvements [Member]
Disclosure Of Significant Accounting Policies [Line Items]
Description of useful life, property, plant and equipment	Straight-line over lease term
Right-of-use assets [Member]
Disclosure Of Significant Accounting Policies [Line Items]
Description of useful life, property, plant and equipment	Straight-line over lease term